S000045903 [Member] Expense Example - Multifactor International Equity Fund	Oct. 31, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	951
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,965
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,060
Expense Example, with Redemption, 10 Years	2,293
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,187
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,173
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,009